Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2026
Entity File Number	001-39448
Entity Registrant Name	American Strategic Investment Co.
Entity Central Index Key	0001595527
Entity Tax Identification Number	46-4380248
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	222 Bellevue Ave
Entity Address, City or Town	Newport
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02840
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	NYC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false